DEAN WITTER INTERMEDIATE TERM U.S. TREASURY TRUST       Two World Trade Center,
                                                        New York, New York 10048

LETTER TO THE SHAREHOLDERS August 31, 1997

DEAR SHAREHOLDER:

In December 1996 Federal Reserve Board Chairman Alan Greenspan hinted that a preemptive move against rising pressure on prices might be necessary to ensure that inflation remained under control. Surprisingly, the economy started 1997 with employment expanding, personal income climbing and consumer confidence rising. However, concerns regarding a possible interest-rate increase still permeated the bond markets during January and February.

As anticipated, on March 25, 1997, the Federal Reserve Board voted to raise the federal-funds rate, by 25 basis points. Although this move initially sent stocks and bonds lower, many economists applauded the Fed Reserve Board's action. This decision was viewed as a preemptive strike against an increase in inflation to prolong the current economic expansion. It first appeared that the Federal Reserve was poised for a number of further rate increases. But a slight cooling of economic data, subdued inflation during the second quarter and progress towards a balanced budget agreement prevented a quick succession of tightening moves. As a result, interest rates declined.

Interest rates on intermediate-term Treasuries were highly volatile over the past six months, with five-year Treasury yields ranging between 5.9 percent and
6.9 percent. At the end of the period, the five-year Treasury note was yielding
6.2 percent, compared to 6.4 percent six months earlier.

PERFORMANCE AND PORTFOLIO STRUCTURE

For the six-month period ended August 31, 1997, Dean Witter Intermediate Term U.S. Treasury Trust registered a total return of 3.59 percent. This figure includes income distributions of slightly more than $0.28 per share and a change in net asset value from $9.71 on February 28, 1997, to $9.77 per share on August 31, 1997. During the same period, Lipper Analytical Services, Inc. Intermediate U.S. Treasury Funds Average (Lipper Average) posted a total return of 3.64 percent.

DEAN WITTER INTERMEDIATE TERM U.S. TREASURY TRUST

The Fund maintains a diversified investment strategy across the maturity spectrum. The Fund's current average maturity of 6.5 years reflects a constructive position in the context of a low-inflation environment. Accordingly, as attractive investment opportunities become available the average maturity may be extended gradually. On August 31, 1997, the Fund's duration was approximately 4.5 years. (Duration is a measure of the portfolio's sensitivity to changes in interest rates.) Because the Fund's income is derived mainly from U.S. Treasury securities, it continues to offer investors an attractive alternative to other intermediate-term investments.

LOOKING AHEAD

For the balance of 1997, we expect the U.S. economy to moderate from its current strong pace. Although the current inflation environment remains favorable, members of the Federal Reserve continue to voice concerns regarding the strength of the economy and employment. The Federal Reserve Board is likely to look for sustained confirmation of a strong economy and rising inflationary pressure before taking any further action on interest rates.

We appreciate your support of Dean Witter Intermediate Term U.S. Treasury Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER INTERMEDIATE TERM U.S. TREASURY TRUST

RESULTS OF SPECIAL MEETING (unaudited)

On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on four separate matters, the results of which were as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE PROPOSED MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

                                             VOTE                                      NO. OF SHARES
         ----------------------------------------------------------------------------  -------------
         For.........................................................................      96,901
         Against.....................................................................       6,228
         Abstain.....................................................................       3,374

(2) ELECTION OF TRUSTEES:

Michael Bozic
For......................   105,916
Withheld.................       587

Charles A. Fiumefreddo
For......................   105,916
Withheld.................       587

Edwin J. Garn
For......................   105,916
Withheld.................       587

John R. Haire
For......................   105,916
Withheld.................       587

Wayne E. Hedien
For......................   105,916
Withheld.................       587

Dr. Manuel H. Johnson
For......................   105,916
Withheld.................       587

Michael E. Nugent
For......................   105,916
Withheld.................       587

Philip J. Purcell
For......................   105,916
Withheld.................       587

John L. Schroeder
For......................   105,916
Withheld.................       587

(3) APPROVAL OF NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

                                             VOTE                                      NO. OF SHARES
         ----------------------------------------------------------------------------  -------------
         For.........................................................................      93,763
         Against.....................................................................       7,289
         Abstain.....................................................................       5,451

(4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

                                             VOTE                                      NO. OF SHARES
         ----------------------------------------------------------------------------  -------------
         For.........................................................................     105,698
         Against.....................................................................         582
         Abstain.....................................................................         223

DEAN WITTER INTERMEDIATE TERM U.S. TREASURY TRUST

PORTFOLIO OF INVESTMENTS August 31, 1997 (unaudited)

PRINCIPAL                        DESCRIPTION
AMOUNT IN                            AND                            COUPON
THOUSANDS                       MATURITY DATE                        RATE        VALUE
-----------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS (93.2%)
              U.S. Treasury Notes (89.7%)
  $ 300       08/15/00..........................................     6.00%     $  299,340
    195       10/31/00..........................................     5.75         192,995
    250       03/31/01..........................................     6.375        251,633
    900       06/30/01..........................................     6.625        913,302
    250       08/31/01..........................................     6.50         252,725
    290       12/31/01..........................................     6.125        289,072
     50       02/28/02..........................................     6.25          50,048
    990       03/31/02..........................................     6.625      1,005,315
    110       04/30/02..........................................     6.625        111,718
    250       05/31/02..........................................     6.50         252,665
    400       07/31/02..........................................     6.00         396,508
    355       02/15/03..........................................     6.25         355,046
    560       08/15/03..........................................     5.75         545,513
    170       02/15/04..........................................     5.875        166,282
     85       08/15/05..........................................     6.50          85,640
    170       11/15/05..........................................     5.875        164,541
     50       05/15/06..........................................     6.875         51,534
    100       10/15/06..........................................     6.50         100,617
    245       02/15/07..........................................     6.25         242,523
    880       05/15/07..........................................     6.625        895,189
    200       08/15/07..........................................     6.125        196,868
                                                                               ------------
                                                                                6,819,074
                                                                               ------------
              U.S. Treasury Strips (3.5%)
    195       11/15/02..........................................     0.00         141,775
    195       02/15/05..........................................     0.00         121,620
                                                                               ------------
                                                                                  263,395
                                                                               ------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
              (Identified Cost $7,039,710)................................      7,082,469
                                                                               ------------

              SHORT-TERM INVESTMENT (3.9%)
              REPURCHASE AGREEMENT
    297       The Bank of New York due 09/02/97 (dated 08/29/97;
               proceeds $297,116) (a)
               (Identified Cost $296,943).......................     5.25         296,943
                                                                               ------------

              TOTAL INVESTMENTS (Identified Cost $7,336,653)
               (b)..............................................     97.1%      7,379,412

              OTHER ASSETS IN EXCESS OF LIABILITIES.............      2.9         224,074
                                                                    -----      ------------

              NET ASSETS........................................    100.0%     $7,603,486
                                                                    =====      ============


---------------------
(a) Collateralized by $292,324 U.S. Treasury Note 6.625% due 05/15/07 valued at $302,882.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $74,661 and the aggregate gross unrealized depreciation is $31,902, resulting in net unrealized appreciation of $42,759.

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERMEDIATE TERM U.S. TREASURY TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $7,336,653).............  $  7,379,412
Receivable for:
    Shares of beneficial interest sold....       100,000
    Interest..............................        90,662
Receivable from affiliate.................        23,462
Deferred organizational expenses..........       110,705
Prepaid expenses..........................        44,915
                                            ------------

    TOTAL ASSETS..........................     7,749,156
                                            ------------

LIABILITIES:
Payable for:
    Dividends to shareholders.............         5,352
    Shares of beneficial interest
     repurchased..........................         4,729
    Plan of distribution fee..............         2,295
Accrued expenses and other payables.......        22,589
Organizational expenses...................       110,705
                                            ------------

    TOTAL LIABILITIES.....................       145,670
                                            ------------

    NET ASSETS............................  $  7,603,486
                                            ============

COMPOSITION OF NET ASSETS:
Paid-in-capital...........................  $  7,630,786
Net unrealized appreciation...............        42,759
Accumulated net realized loss.............       (70,059)
                                            ------------

    NET ASSETS............................  $  7,603,486
                                            ============

NET ASSET VALUE PER SHARE,
 777,977 shares outstanding (unlimited
 shares authorized of $.01 par value).....         $9.77
STATEMENT OF OPERATIONS
For the six months ended August 31, 1997 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME...........................  $    182,077
                                            ------------

EXPENSES
Professional fees.........................        28,445
Organizational expenses...................        18,148
Shareholder reports and notices...........        13,409
Registration fees.........................        13,344
Investment management fee.................        10,472
Plan of distribution fee..................        10,472
Trustees' fees and expenses...............         6,302
Transfer agent fees and expenses..........         1,033
Other.....................................         3,987
                                            ------------

    TOTAL EXPENSES........................       105,612
Less: amounts waived/reimbursed...........       (95,140)
                                            ------------

    NET EXPENSES..........................        10,472
                                            ------------

    NET INVESTMENT INCOME.................       171,605
                                            ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain.........................        19,016
Net change in unrealized depreciation.....        90,749
                                            ------------

    NET GAIN..............................       109,765
                                            ------------

NET INCREASE..............................  $    281,370
                                            ============

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERMEDIATE TERM U.S. TREASURY TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                         FOR THE SIX
                                                         MONTHS ENDED       FOR THE YEAR
                                                          AUGUST 31,            ENDED
                                                             1997         FEBRUARY 28, 1997
-------------------------------------------------------------------------------------------
                                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................     $  171,605         $   146,163
Net realized gain (loss).............................         19,016             (89,075)
Net change in unrealized depreciation................         90,749              (6,941)
                                                          ----------          ----------

    NET INCREASE.....................................        281,370              50,147
                                                          ----------          ----------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income................................       (171,605)           (146,163)
Net realized gain....................................             --                (759)
                                                          ----------          ----------

    TOTAL............................................       (171,605)           (146,922)
                                                          ----------          ----------
Net increase (decrease) from transactions in shares
 of beneficial interest..............................      5,502,151          (2,348,227)
                                                          ----------          ----------

    NET INCREASE (DECREASE)..........................      5,611,916          (2,445,002)

NET ASSETS:
Beginning of period..................................      1,991,570           4,436,572
                                                          ----------          ----------

    END OF PERIOD....................................     $7,603,486         $ 1,991,570
                                                          ==========          ==========

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERMEDIATE TERM U.S. TREASURY TRUST

NOTES TO FINANCIAL STATEMENTS August 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Intermediate Term U.S. Treasury Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is current income and preservation of principal. The Fund seeks to achieve its objective by investing in U.S. Treasury securities backed by the full faith and credit of the U.S. Government. The Fund was organized as a Massachusetts business trust on February 9, 1995 and commenced operations on September 27, 1995.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER INTERMEDIATE TERM U.S. TREASURY TRUST

NOTES TO FINANCIAL STATEMENTS August 31, 1997 (unaudited) continued

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $180,000, of which approximately $110,705 will be reimbursed. The balance will be absorbed by the Investment Manager. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the Fund's net assets determined at the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

The Investment Manager has undertaken to reimburse all operating expenses (except plan of distribution fees) and waive the compensation provided for in its Investment Management Agreement until February 28, 1998. At August 31, 1997, included in the Statement of Assets and Liabilities, was a receivable from an affiliate which represents expense reimbursements due to the Fund.

DEAN WITTER INTERMEDIATE TERM U.S. TREASURY TRUST

NOTES TO FINANCIAL STATEMENTS August 31, 1997 (unaudited) continued

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor, account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, its affiliates and other selected broker-dealers under the Plan:
(1) compensation to, and expenses of, account executives of DWR and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.35% of the Fund's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended August 31, 1997, the distribution fee was accrued at the annual rate of 0.35%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The costs of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 1997 were $9,245,595 and $4,175,691, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $40.

DEAN WITTER INTERMEDIATE TERM U.S. TREASURY TRUST

NOTES TO FINANCIAL STATEMENTS August 31, 1997 (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                             FOR THE SIX                     FOR THE YEAR
                                                                             MONTHS ENDED                       ENDED
                                                                           AUGUST 31, 1997                FEBRUARY 28, 1997
                                                                       ------------------------        ------------------------
                                                                             (unaudited)
                                                                        SHARES        AMOUNT            SHARES        AMOUNT
                                                                       --------     -----------        --------     -----------
Sold...............................................................     811,955     $ 7,842,219         145,947     $ 1,418,741
Reinvestment of dividends..........................................       4,727          46,051           7,200          69,866
                                                                       --------     -----------        --------     -----------
                                                                        816,682       7,888,270         153,147       1,488,607
Repurchased........................................................    (243,725)     (2,386,119)       (395,509)     (3,836,834)
                                                                       --------     -----------        --------     -----------
Net increase (decrease)............................................     572,957     $ 5,502,151        (242,362)    $(2,348,227)
                                                                       ========     ===========        ========     ===========

6. FEDERAL INCOME TAX STATUS

At February 28, 1997, the Fund had a net capital carryover of approximately $87,000 which will be available through February 28, 2005.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $2,000 during fiscal 1997.

As of February 28, 1997, the Fund had temporary book/tax differences primarily attributable to post-October losses.

DEAN WITTER INTERMEDIATE TERM U.S. TREASURY TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                      FOR THE SIX                               FOR THE PERIOD
                                                                     MONTHS ENDED        FOR THE YEAR        SEPTEMBER 27, 1995*
                                                                      AUGUST 31,             ENDED                 THROUGH
                                                                         1997          FEBRUARY 28, 1997      FEBRUARY 29, 1996
--------------------------------------------------------------------------------------------------------------------------------
                                                                      (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............................       $  9.71             $  9.92                 $10.00
                                                                        -------              ------                 ------
Net investment income............................................          0.28                0.53                   0.21
Net realized and unrealized gain (loss)..........................          0.06               (0.21)                 (0.08)
                                                                        -------              ------                 ------
Total from investment operations.................................          0.34                0.32                   0.13
                                                                        -------              ------                 ------
Less dividends from net investment income........................         (0.28)              (0.53)++               (0.21)
                                                                        -------              ------                 ------
Net asset value, end of period...................................       $  9.77             $  9.71                  $9.92
                                                                        =======              ======                 ======

TOTAL INVESTMENT RETURN+.........................................          3.59%(1)            3.42%                  1.23%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.........................................................          0.35%(2)(3)         0.33%(3)               0.32%(2)(3)
Net investment income............................................          5.74%(2)(3)         5.41%(3)               5.05%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..........................        $7,603              $1,992                 $4,437
Portfolio turnover rate..........................................            80%(1)              42%                    20%(1)

---------------------
 *  Commencement of operations.
 + Calculated based on the net asset value as of the last business day of the period.
 ++ Includes distributions from capital gains of $0.003.
(1) Not annualized.
(2) Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income
    (loss) ratios would have been 3.53% and 2.56%, respectively, for the six months ended August 31, 1997; 7.07% and (1.33%), respectively, for the year ended February 28, 1997 and 2.82% and 2.55%, respectively, after application of the Fund's state expense limitation, for the period ended February 29, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
-----------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-----------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Rajesh K. Gupta
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-----------------------------------------------------
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
-----------------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
-----------------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless proceded or accompanied by an effective prospectus.



DEAN WITTER
INTERMEDIATE TERM
U.S. TREASURY TRUST


Semiannual Report
August 31, 1997